Cover	Nov. 30, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Entity File Number	001-39262
Entity Registrant Name	ESPORTS ENTERTAINMENT GROUP, INC.
Entity Central Index Key	0001451448
Entity Tax Identification Number	26-3062752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	BLOCK 6
Entity Address, Address Line Two	TRIQ PACEVILLE
Entity Address, City or Town	ST. JULIANS
Entity Address, Country	MT
Entity Address, Postal Zip Code	STJ 3109
City Area Code	356
Local Phone Number	2713 1276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	GMBL
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	GMBLW
Security Exchange Name	NASDAQ
10.0% Series A Cumulative Redeemable Convertible Preferred Stock
Title of 12(b) Security	10.0% Series A Cumulative Redeemable Convertible Preferred Stock
Trading Symbol	GMBLP
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants One [Member]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	GMBLZ
Security Exchange Name	NASDAQ